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February 23, 2007

BY EDGAR

Jeff Foor, Esq.
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   VALIC Company I
           File Numbers 2-83631 and 811-03738
           CIK No. 0000719423

Dear Mr. Foor:

     As counsel to VALIC Company I (the "Registrant"), I am transmitting for filing the definitive information statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

     The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission's comments and changes to the disclosure in the Information Statement made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission's comments or responses to the Commission's comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

     We intend to mail the Information Statement to shareholders on or about February 23, 2007. Please call me at (713) 831-3299 with any comments or questions you may have. You may also fax information to (713) 831-2258.

                                        Sincerely,


                                        //s// MARK MATTHES
                                        ----------------------------------------
                                        Mark Matthes
                                        Associate Counsel